SEGMENT INFORMATION SEGMENT INFORMATION (Narrative) (Details)	Jun. 30, 2019 investment minesite
Operating segments [member]
Disclosure of operating segments [line items]
Number of Minesite Locations	9
Consolidated total [Member]
Disclosure of operating segments [line items]
Number of Minesite Locations	18
Number of Investments | investment	1